Deposits (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Maturities of certificates and other time deposits $100,000 or more
Three months or less	$ 87,233		$ 83,584	$ 81,518
Over three through six months	82,933		86,893	67,817
Over six through twelve months	148,050		95,389	111,067
Over one through two years	91,618		112,316	44,866
Over two through three years	65,857		43,191	28,822
Over three through four years	49,106		74,745	37,335
Over four through five years	10,157		9,158	68,955
Total	534,954		505,276	440,380
Time deposits disclosures
Interest expense on certificates of deposits and other time deposits of $100,000 or more	1,300	$ 1,400	5,500	6,100	$ 5,200
Brokered time deposits	$ 4,300		$ 5,700	$ 14,800